UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2007

[LOGO OF USAA]
   USAA(R)

                          USAA GROWTH Fund

                                          [GRAPHIC OF USAA GROWTH FUND]

                          S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2007

       ------------------------------------------------------------------

                    IRA DISTRIBUTION WITHHOLDING DISCLOSURE

       We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at (800) 531-8448.

       If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

       For more specific information, please consult your tax adviser.

       ------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

   Portfolio of Investments                                                  13

   Notes to Portfolio of Investments                                         20

   Financial Statements                                                      22

   Notes to Financial Statements                                             25

EXPENSE EXAMPLE                                                              39

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                "

[PHOTO OF CHRISTOPHER W. CLAUS]    IN INVESTING, AS IN LIFE, QUALITY
                                    TENDS TO STAND THE TEST OF TIME.

                                                "

                                                                   February 2007
--------------------------------------------------------------------------------

         In investing, as in life, quality tends to stand the test of time. I was reminded of this truth recently when it became clear that in the pursuit of returns, many investors had forgotten the risk side of the investing equation. If I have a choice between quality (lower risk) and the possibility of an outsized return (higher risk), I much prefer quality for the long run.

         Still, it is easy to be tempted when the financial markets offer the perception of reward for limited risk. That was certainly the case throughout the reporting period. Whether it was stocks or corporate bonds, the markets seemed to lull investors into a state of complacency regarding risk.

         Consider first the equity market. For the 12-month period ending December 31, 2006, the S&P 500 Index returned 15.78%, the technology-laden NASDAQ-100 Index returned 7.28%, and the MSCI-World Index returned 20.07%. However, there is reason for caution when we look deeper. Large-cap value stocks beat large-cap growth stocks by a more than 3-to-1 margin during that period (for the year ended December 31, 2006, a total return of 18.28% for the Lipper Large-Cap Value Funds Index versus a return of 4.72% for the Lipper Large-Cap Growth Funds Index) - an unusual difference in magnitude that is likely to correct itself.

         The equity market as a whole also experienced a "junk rally" with lower-quality stocks outperforming higher-quality stocks. As more and more investors bought lower-quality issues, driving up prices, it began to look to me like an unusual game of musical chairs, in which the winner would be the one who walks away rather than the one who remains. Eventually, risk will regain its position in the risk-reward equation - an equation where quality tends to prevail.

         Next, in the fixed-income market, investors continue to deal with the inverted yield curve (where short-term rates are higher than long-term rates).

 . . . C O N T I N U E D
========================--------------------------------------------------------

         While market sentiment is on the side of a rate cut by the Federal Reserve Board (the Fed), I believe the Fed will be reluctant to lower short-term rates until inflation is squarely under control and growing at only about 2% annually.

         Meanwhile, bond investors - hungry for higher yields - have become more complacent about risk and have been willing to pay more for poorer issues, particularly in the high-yield and corporate bond markets. Another concern is the growing appetite of private equity firms for publicly traded companies. These firms are paying stockholders a premium by piling mountains of debt onto bondholders, forcing down bond prices and driving up risk.

         At USAA, we continue to believe that investors should assume risk only when they are being adequately compensated - which does not often happen during periods of market exuberance or turbulence. A diversified portfolio with an asset allocation strategy remains the most effective way to capitalize on the potential for your money to grow over the long term.

         Whatever happens in the months ahead, you can be assured that we will continue working hard for you. Thank you for your faith and trust in us.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index. o The Nasdaq-100 Index is a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization. o The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market. o The Lipper Large-Cap Value Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Value Funds category. o The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF THOMAS F. MARSICO]                [PHOTO OF MARK B. BARIBEAU]
THOMAS F. MARSICO                           MARK B. BARIBEAU, CFA
   Marsico Capital Management, LLC             Loomis, Sayles & Company, L.P.

[PHOTO OF RICHARD D. SKAGGS]                [PHOTO OF PAMELA CZEKANSKI]
RICHARD D. SKAGGS, CFA                      PAMELA CZEKANSKI, CFA
       Loomis, Sayles & Company, L.P.          Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended January 31, 2007, the USAA Growth Fund had a total return of 14.13%. This compares to a total return of 15.12% for the Russell 1000 Growth Index and 13.57% for the Lipper Large-Cap Growth Funds Index.

         The Fund has two subadvisers, Marsico Capital Management, LLC (Marsico Capital) and Loomis, Sayles & Company, L.P. (Loomis Sayles).

HOW DID LARGE-CAP GROWTH STOCKS AS A GROUP PERFORM?

         As measured by the Russell 1000 Growth Index, following a several-year period of underperformance against small-cap and value stocks, large-cap growth managed to keep up with and, in fact, slightly outperform large-cap value as well as small-cap growth and small-cap value stocks during the six months.

HOW DID THE MARSICO CAPITAL PORTION OF THE FUND PERFORM VERSUS THE RUSSELL 1000 GROWTH INDEX?

         It outperformed the index. A major contributor was stock selection and an overweight position in the consumer discretionary sector, particularly within the consumer services industry. Hotels/casinos represented the majority of this exposure. These positions sagged

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         early in the period given concerns about a slowdown in consumer discretionary spending, but rallied sharply in the second half of the six months. MGM Mirage, Las Vegas Sands Corp., and Wynn Resorts Ltd. finished the period as some of the strongest-performing individual positions in the Marsico Capital portion of the Fund.

         Stock selection in the financials sector was an additional area of strength, led by Goldman Sachs Group, Inc. and Lehman Brothers Holdings, Inc. Media position Comcast Corp. also performed very well.

WERE THERE ANY AREAS OF INVESTMENT THAT HELD BACK THE MARSICO CAPITAL PORTION'S PERFORMANCE RELATIVE TO THE RUSSELL 1000 GROWTH INDEX?

         Yes. The Marsico Capital portion was underweight in the information technology sector, which was among the best-performing areas of the Russell 1000 Growth Index. Positions in the pharmaceuticals, biotechnology, and life sciences industries also detracted; Amylin Pharmaceuticals Inc. was a major culprit.

         Among the other detractors from performance was construction machinery and engine manufacturer Caterpillar, Inc. This stock had been a solid investment in prior periods, but was weak in this period and was sold. Peabody Energy Corp. and Halliburton Co. also had negative returns and were sold.

WHAT'S MARSICO CAPITAL'S OUTLOOK?

         The Marsico Capital team believes that the combination of lower interest rates and the compelling valuation of growth equities should, over time, provide a favorable backdrop for faster-growing, unique companies that it seeks to hold in its portion of the Fund.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-19.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         As of January 31, 2007, the Marsico Capital portion was invested primarily in consumer discretionary, industrials, health care, and financials. It had little or no significant representation in areas such as energy and utilities.

HOW DID THE LOOMIS SAYLES PORTION OF THE FUND PERFORM VERSUS THE RUSSELL 1000 GROWTH INDEX?

         The Loomis Sayles portion underperformed the Russell 1000 Growth Index, although relative performance improved substantially in January as many of Loomis Sayles' holdings that were oversold going into 2007 rallied sharply in the new year.

         The top sector in the Loomis Sayles portion relative to the Russell index was financial services, where it benefited from an overweight position as well as from good stock selection. CB Richard Ellis Group, Inc. had a big valuation recovery after falling sharply from May to August as investors recognized the ongoing health in global commercial real estate markets. Goldman Sachs Group was up impressively due to its strong capital markets position, while Lehman Brothers Holdings benefited from its high return on equity and solid execution. Also in financial services, Chicago Mercantile Exchange Holdings, Inc. rallied even though its acquisition of the Chicago Board of Trade is still pending. Loomis Sayles is bullish on financials, particularly capital markets, investment management, brokerage, and exchanges, and at double the Russell 1000 Growth weighting has maximum exposure to financials under the Fund's risk-control policy.

         Another solid sector was consumer discretionary, where Loomis Sayles had good stock selection and a Russell index-neutral weight. Google Inc., the largest holding in the Loomis Sayles portion of the Fund, had another strong period and was the second largest contributor to relative performance. Other stocks in this sector that performed well were Coach, Inc. and Nordstrom, Inc.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT AREAS DETRACTED FROM PERFORMANCE IN THE LOOMIS SAYLES PORTION OF THE FUND?

         Stock selection in health care was a major culprit. Medco Health Solutions Inc., the pharmacy benefit manager, pulled back in the fall over concerns about changes in Congress, and Quest Diagnostics Inc. fell sharply on the news that UnitedHealth Group, Inc. was switching its business to another firm, so the Loomis Sayles team sold these stocks.

         The other major area that hurt was technology, largely due to stock selection. The Loomis Sayles portion of the Fund was underweight in the very largest technology companies, which benefited from being components in indexes in a strong bull market. This portion was also hurt on a relative basis as Adobe Systems, Inc. and BEA Systems, Inc. languished. Loomis Sayles held on to these stocks but sold out of Motorola Inc. and Symantec. The best performer in technology for the Loomis Sayles portion was Apple, Inc.

WHAT'S LOOMIS SAYLES' OUTLOOK?

         Loomis Sayles believes that the current economic environment is extremely favorable, with good growth in the United States and overseas, stable interest rates, moderating inflation, and plentiful energy supply. These factors should allow corporate earnings to remain strong. With its emphasis on stocks that appear to be building earnings faster than the Russell index, Loomis Sayles reports having no trouble finding outstanding candidates for investment.

         From both subadvisers, thank you for your investment in this Fund.

8

 F U N D
=============-------------------------------------------------------------------
              RECOGNITION

USAA GROWTH FUND

                             [LOGO OF LIPPER LEADER
                                    EXPENSE]

The Fund is listed as a Lipper Leader for Expense among 205 funds within the Lipper Large-Cap Growth Funds category for the overall period ending January 31, 2007.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JANUARY 31, 2007. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 205 AND 188 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 95 FUNDS FOR THE 10-YEAR PERIOD. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH FUND (Ticker Symbol: USAAX)

OBJECTIVE
--------------------------------------------------------------------------------

         Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in equity securities of companies that are selected for their growth potential.

--------------------------------------------------------------------------------
                                          1/31/07                   7/31/06
--------------------------------------------------------------------------------
Net Assets                            $907.3 Million            $863.8 Million
Net Asset Value Per Share                 $15.75                    $13.80

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
--------------------------------------------------------------------------------

7/31/06 TO 1/31/07*              1 YEAR             5 YEARS          10 YEARS
      14.13%                      0.25%              2.25%             0.65%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                              CUMULATIVE PERFORMANCE COMPARISON

                        [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                          RUSSELL 1000           LIPPER LARGE-CAP
                          GROWTH INDEX          GROWTH FUNDS INDEX          USAA GROWTH FUND
                          ------------          ------------------          ----------------
 1/31/1997                 $10,000.00               $10,000.00                 $10,000.00
 2/28/1997                   9,932.29                 9,856.48                  10,091.09
 3/31/1997                   9,394.80                 9,351.36                   9,645.75
 4/30/1997                  10,018.64                 9,864.55                   9,463.56
 5/31/1997                  10,741.64                10,534.17                  10,622.47
 6/30/1997                  11,171.54                10,975.24                  10,748.99
 7/31/1997                  12,159.57                12,024.13                  11,973.68
 8/31/1997                  11,447.87                11,368.33                  11,756.07
 9/30/1997                  12,011.21                11,996.25                  11,788.61
10/31/1997                  11,567.26                11,579.76                  10,683.43
11/30/1997                  12,058.58                11,837.15                  10,224.27
12/31/1997                  12,193.66                11,998.65                   9,885.92
 1/31/1998                  12,558.28                12,211.04                  10,243.86
 2/28/1998                  13,502.94                13,143.50                  10,971.09
 3/31/1998                  14,041.23                13,755.07                  11,442.66
 4/30/1998                  14,235.53                13,985.62                  11,584.70
 5/31/1998                  13,831.58                13,672.84                  11,215.40
 6/30/1998                  14,678.71                14,455.49                  11,601.75
 7/31/1998                  14,581.55                14,448.66                  11,385.85
 8/31/1998                  12,393.21                12,089.05                   9,670.02
 9/30/1998                  13,345.22                12,968.43                  10,361.02
10/31/1998                  14,417.80                13,804.79                  11,476.37
11/30/1998                  15,514.49                14,752.70                  12,186.67
12/31/1998                  16,913.43                16,374.87                  13,062.76
 1/31/1999                  17,906.55                17,437.94                  13,879.55
 2/28/1999                  17,088.53                16,722.10                  13,329.11
 3/31/1999                  17,988.51                17,672.65                  13,678.32
 4/30/1999                  18,011.51                17,733.05                  13,992.01
 5/31/1999                  17,457.97                17,145.61                  13,784.85
 6/30/1999                  18,680.81                18,337.42                  14,566.13
 7/31/1999                  18,087.11                17,761.92                  14,222.84
 8/31/1999                  18,382.64                17,765.59                  14,068.96
 9/30/1999                  17,996.48                17,585.31                  13,707.58
10/31/1999                  19,355.53                18,933.84                  14,469.47
11/30/1999                  20,399.84                19,869.59                  14,869.79
12/31/1999                  22,521.58                22,076.19                  15,893.97
 1/31/2000                  21,465.58                21,190.11                  15,218.19
 2/29/2000                  22,514.94                22,304.56                  15,556.08
 3/31/2000                  24,126.46                23,869.91                  16,715.50
 4/30/2000                  22,978.41                22,022.87                  16,066.22
 5/31/2000                  21,821.31                20,755.09                  15,556.08
 6/30/2000                  23,475.10                22,127.72                  16,596.24
 7/31/2000                  22,496.48                21,679.41                  16,231.86
 8/31/2000                  24,533.39                23,554.42                  17,338.27
 9/30/2000                  22,212.66                21,758.17                  15,715.54
10/31/2000                  21,161.61                20,607.67                  15,004.59
11/30/2000                  18,042.24                17,842.78                  13,061.30
12/31/2000                  17,471.36                17,731.88                  12,864.94
 1/31/2001                  18,678.38                18,247.85                  13,745.18
 2/28/2001                  15,507.31                15,422.81                  11,327.92
 3/31/2001                  13,819.84                13,820.46                   9,858.61
 4/30/2001                  15,567.68                15,304.21                  11,314.38
 5/31/2001                  15,338.57                15,187.84                  11,226.36
 6/30/2001                  14,983.35                14,750.21                  10,962.29
 7/31/2001                  14,608.88                14,221.57                  10,657.59
 8/31/2001                  13,414.25                13,140.48                   9,432.03
 9/30/2001                  12,074.95                11,819.20                   8,165.85
10/31/2001                  12,708.46                12,309.35                   8,829.41
11/30/2001                  13,929.30                13,437.25                   9,933.09
12/31/2001                  13,903.12                13,499.57                   9,797.67
 1/31/2002                  13,657.51                13,194.49                   9,547.14
 2/28/2002                  13,090.73                12,648.30                   8,951.29
 3/31/2002                  13,543.51                13,157.25                   9,472.66
 4/30/2002                  12,438.16                12,281.20                   8,605.97
 5/31/2002                  12,137.24                12,057.33                   8,443.47
 6/30/2002                  11,014.49                11,075.43                   7,502.29
 7/31/2002                  10,408.96                10,241.93                   7,001.24
 8/31/2002                  10,440.08                10,298.55                   7,035.09
 9/30/2002                   9,357.14                 9,300.73                   6,486.64
10/31/2002                  10,215.49                10,016.68                   6,940.30
11/30/2002                  10,770.34                10,431.36                   7,041.86
12/31/2002                  10,026.37                 9,704.53                   6,683.00
 1/31/2003                   9,783.08                 9,480.66                   6,527.27
 2/28/2003                   9,738.15                 9,378.78                   6,466.33
 3/31/2003                   9,919.39                 9,554.69                   6,655.92
 4/30/2003                  10,652.80                10,254.33                   7,048.63
 5/31/2003                  11,184.53                10,756.61                   7,360.10
 6/30/2003                  11,338.54                10,845.70                   7,454.90
 7/31/2003                  11,620.68                11,160.23                   7,644.48
 8/31/2003                  11,909.70                11,434.81                   7,732.51
 9/30/2003                  11,782.20                11,191.40                   7,678.34
10/31/2003                  12,443.98                11,870.31                   8,104.91
11/30/2003                  12,574.26                11,983.25                   8,111.69
12/31/2003                  13,009.12                12,321.11                   8,345.52
 1/31/2004                  13,274.80                12,557.29                   8,440.35
 2/29/2004                  13,359.13                12,611.64                   8,481.00
 3/31/2004                  13,111.32                12,470.98                   8,413.26
 4/30/2004                  12,958.90                12,191.02                   8,271.01
 5/31/2004                  13,200.43                12,411.87                   8,379.39
 6/30/2004                  13,365.38                12,589.48                   8,508.09
 7/31/2004                  12,609.81                11,844.98                   7,979.72
 8/31/2004                  12,547.54                11,761.43                   7,945.86
 9/30/2004                  12,666.88                12,037.02                   8,291.33
10/31/2004                  12,864.43                12,182.10                   8,460.68
11/30/2004                  13,306.95                12,725.57                   8,982.27
12/31/2004                  13,828.69                13,239.36                   9,402.26
 1/31/2005                  13,367.53                12,783.70                   9,036.46
 2/28/2005                  13,509.79                12,867.37                   9,144.85
 3/31/2005                  13,263.65                12,632.96                   8,921.31
 4/30/2005                  13,011.07                12,358.35                   8,718.09
 5/31/2005                  13,640.58                13,044.29                   9,226.13
 6/30/2005                  13,590.29                13,070.32                   9,422.58
 7/31/2005                  14,254.52                13,727.53                   9,842.56
 8/31/2005                  14,070.94                13,581.05                   9,673.21
 9/30/2005                  14,135.73                13,743.64                   9,883.21
10/31/2005                  13,998.33                13,654.63                   9,795.15
11/30/2005                  14,602.29                14,279.61                  10,276.10
12/31/2005                  14,556.52                14,243.04                  10,309.97
 1/31/2006                  14,812.07                14,631.41                  10,641.89
 2/28/2006                  14,788.53                14,434.04                  10,499.64
 3/31/2006                  15,006.89                14,573.22                  10,519.96
 4/30/2006                  14,986.49                14,550.33                  10,377.71
 5/31/2006                  14,478.51                13,871.53                   9,686.76
 6/30/2006                  14,421.38                13,825.95                   9,646.12
 7/31/2006                  14,146.71                13,471.97                   9,348.06
 8/31/2006                  14,588.08                13,783.89                   9,449.67
 9/30/2006                  14,988.94                14,081.10                   9,740.95
10/31/2006                  15,515.85                14,504.74                  10,039.01
11/30/2006                  15,823.75                14,836.13                  10,208.36
12/31/2006                  15,877.34                14,914.62                  10,262.55
 1/31/2007                  16,285.48                15,299.56                  10,668.99

                                          [END CHART]

                  DATA FROM 1/31/97 THROUGH 1/31/07.

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Fund to the following benchmarks:

         o The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

         o The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                 TOP 10 EQUITY HOLDINGS
                   (% of Net Assets)
------------------------------------------------------

Goldman Sachs Group, Inc.                        3.5%

UnitedHealth Group, Inc.                         3.4%

Cisco Systems, Inc.                              3.3%

Comcast Corp. "A"                                3.0%

Genentech, Inc.                                  2.9%

Google, Inc. "A"                                 2.8%

Las Vegas Sands Corp.                            2.5%

Lehman Brothers Holdings, Inc.                   2.5%

Procter & Gamble Co.                             2.2%

Johnson & Johnson                                2.1%
------------------------------------------------------

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                   SECTOR ASSET ALLOCATION
                           1/31/2007

          [PIE CHART OF SECTOR ASSET ALLOCATION]

Information Technology                    22.5%
Consumer Discretionary                    22.3%
Financials                                17.7%
Health Care                               15.8%
Industrials                                9.3%
Consumer Staples                           5.7%
Materials                                  3.1%
Energy                                     1.7%
Telecommunication Services                 1.5%
Utilities                                  0.2%
Short-Term Investments*                    8.2%

                [END CHART]

*INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED WITH
 CASH COLLATERAL FROM SECURITIES LOANED.

 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               COMMON STOCKS (99.8%)

               CONSUMER DISCRETIONARY (22.3%)
               ------------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (1.1%)
   224,135     Coach, Inc.*                                                          $ 10,279
                                                                                     --------
               APPAREL RETAIL (0.8%)
   213,752     American Eagle Outfitters, Inc.                                          6,921
                                                                                     --------
               AUTOMOBILE MANUFACTURERS (1.2%)
    85,285     Toyota Motor Corp. ADR                                                  11,239
                                                                                     --------
               BROADCASTING & CABLE TV (3.0%)
   615,852     Comcast Corp. "A"*                                                      27,294
                                                                                     --------
               CASINOS & GAMING (4.9%)
   217,924     Las Vegas Sands Corp.*                                                  22,679
   190,608     MGM Mirage*                                                             13,337
    42,616     Station Casinos, Inc.                                                    3,546
    42,898     Wynn Resorts Ltd.(a)                                                     4,793
                                                                                     --------
                                                                                       44,355
                                                                                     --------
               COMPUTER & ELECTRONICS RETAIL (0.7%)
   127,505     Best Buy Co., Inc.                                                       6,426
                                                                                     --------
               DEPARTMENT STORES (2.5%)
   122,054     Federated Department Stores, Inc.                                        5,064
    81,450     Kohl's Corp.*                                                            5,776
   212,845     Nordstrom, Inc.                                                         11,857
                                                                                     --------
                                                                                       22,697
                                                                                     --------
               GENERAL MERCHANDISE STORES (0.8%)
   113,135     Target Corp.                                                             6,942
                                                                                     --------
               HOME IMPROVEMENT RETAIL (1.1%)
   291,120     Lowe's Companies, Inc.                                                   9,814
                                                                                     --------
               HOMEBUILDING (1.1%)
    80,506     KB Home                                                                  4,365
    95,405     Lennar Corp. "A"                                                         5,188
                                                                                     --------
                                                                                        9,553
                                                                                     --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               HOTELS, RESORTS, & CRUISE LINES (0.5%)
    59,065     Four Seasons Hotels, Inc.(a)                                          $  4,918
                                                                                     --------
               MOVIES & ENTERTAINMENT (1.8%)
   381,690     News Corp. "A"                                                           8,874
   208,740     Walt Disney Co.                                                          7,342
                                                                                     --------
                                                                                       16,216
                                                                                     --------
               PUBLISHING (1.2%)
   163,555     McGraw-Hill Companies, Inc.                                             10,971
                                                                                     --------
               RESTAURANTS (1.6%)
   164,656     Starbucks Corp.*                                                         5,753
   147,134     Yum! Brands, Inc.                                                        8,830
                                                                                     --------
                                                                                       14,583
                                                                                     --------
               Total Consumer Discretionary                                           202,208
                                                                                     --------

               CONSUMER STAPLES (5.7%)
               -----------------------
               BREWERS (0.6%)
   207,251     Heineken NV ADR                                                          5,264
                                                                                     --------
               DRUG RETAIL (1.6%)
   430,800     CVS Corp.                                                               14,496
                                                                                     --------
               HOUSEHOLD PRODUCTS (2.2%)
   313,411     Procter & Gamble Co.                                                    20,331
                                                                                     --------
               SOFT DRINKS (1.3%)
   176,450     PepsiCo, Inc.                                                           11,512
                                                                                     --------
               Total Consumer Staples                                                  51,603
                                                                                     --------

               ENERGY (1.7%)
               -------------
               OIL & GAS EQUIPMENT & SERVICES (0.7%)
   100,357     Schlumberger Ltd.                                                        6,372
                                                                                     --------
               OIL & GAS EXPLORATION & PRODUCTION (1.0%)
   184,740     XTO Energy, Inc.                                                         9,324
                                                                                     --------
               Total Energy                                                            15,696
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               FINANCIALS (17.7%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.6%)
    46,315     BlackRock, Inc. "A"(a)                                                $  7,770
   141,185     T. Rowe Price Group, Inc.                                                6,775
                                                                                     --------
                                                                                       14,545
                                                                                     --------
               DIVERSIFIED BANKS (1.8%)
   339,000     China Merchants Bank Co. Ltd.*(b)                                          732
14,562,000     Industrial and Commercial Bank of China Ltd. "H"*(b),(f)                 8,537
   206,893     Wells Fargo & Co.                                                        7,432
                                                                                     --------
                                                                                       16,701
                                                                                     --------
               DIVERSIFIED CAPITAL MARKETS (1.2%)
   170,022     UBS AG                                                                  10,713
                                                                                     --------
               INVESTMENT BANKING & BROKERAGE (7.3%)
   150,806     Goldman Sachs Group, Inc.                                               31,995
   276,234     Lehman Brothers Holdings, Inc.                                          22,717
   136,450     Morgan Stanley                                                          11,297
                                                                                     --------
                                                                                       66,009
                                                                                     --------
               MULTI-LINE INSURANCE (0.9%)
   114,870     American International Group, Inc.                                       7,863
                                                                                     --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
    59,130     Citigroup, Inc.                                                          3,260
                                                                                     --------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (2.1%)
   447,786     CB Richard Ellis Group, Inc. "A"*(a)                                    16,841
    44,522     St. Joe Co.(a)                                                           2,578
                                                                                     --------
                                                                                       19,419
                                                                                     --------
               SPECIALIZED FINANCE (2.4%)
    20,920     Chicago Mercantile Exchange Holdings, Inc.(a)                           11,784
    32,250     InterContinental Exchange, Inc.*                                         4,210
    57,500     NYSE Group, Inc.*(a)                                                     5,749
                                                                                     --------
                                                                                       21,743
                                                                                     --------
               Total Financials                                                       160,253
                                                                                     --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               HEALTH CARE (15.8%)
               -------------------
               BIOTECHNOLOGY (6.1%)
   177,816     Amylin Pharmaceuticals, Inc.*(a)                                      $  6,896
   136,715     Celgene Corp.*                                                           7,339
   300,209     Genentech, Inc.*(a)                                                     26,229
    76,444     Genzyme Corp.*                                                           5,024
   156,995     Gilead Sciences, Inc.*                                                  10,098
                                                                                     --------
                                                                                       55,586
                                                                                     --------
               HEALTH CARE EQUIPMENT (2.5%)
   143,685     Baxter International, Inc.                                               7,135
   111,715     Medtronic, Inc.                                                          5,971
   150,870     Stryker Corp.                                                            9,345
                                                                                     --------
                                                                                       22,451
                                                                                     --------
               LIFE SCIENCES TOOLS & SERVICES (0.8%)
   139,135     Thermo Fisher Scientific, Inc.*                                          6,658
                                                                                     --------
               MANAGED HEALTH CARE (3.4%)
   592,878     UnitedHealth Group, Inc.                                                30,984
                                                                                     --------
               PHARMACEUTICALS (3.0%)
   154,345     Abbott Laboratories                                                      8,180
   288,900     Johnson & Johnson                                                       19,299
                                                                                     --------
                                                                                       27,479
                                                                                     --------
               Total Health Care                                                      143,158
                                                                                     --------

               INDUSTRIALS (9.3%)
               ------------------
               AEROSPACE & DEFENSE (5.2%)
    74,977     Boeing Co.                                                               6,715
   140,093     General Dynamics Corp.                                                  10,948
    77,538     Lockheed Martin Corp.                                                    7,536
   176,450     Precision Castparts Corp.                                               15,685
    89,459     United Technologies Corp.                                                6,085
                                                                                     --------
                                                                                       46,969
                                                                                     --------
               AIR FREIGHT & LOGISTICS (1.2%)
    97,578     FedEx Corp.                                                             10,773
                                                                                     --------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.7%)
   127,895     Monster Worldwide, Inc.*                                                 6,319
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               RAILROADS (2.2%)
   136,055     Burlington Northern Santa Fe Corp.                                    $ 10,933
    90,610     Union Pacific Corp.                                                      9,152
                                                                                     --------
                                                                                       20,085
                                                                                     --------
               Total Industrials                                                       84,146
                                                                                     --------

               INFORMATION TECHNOLOGY (22.5%)
               ------------------------------
               APPLICATION SOFTWARE (1.5%)
   222,605     Adobe Systems, Inc.*                                                     8,653
   382,245     BEA Systems, Inc.*                                                       4,713
                                                                                     --------
                                                                                       13,366
                                                                                     --------
               COMMUNICATIONS EQUIPMENT (4.1%)
 1,135,627     Cisco Systems, Inc.*                                                    30,196
   176,975     QUALCOMM, Inc.                                                           6,665
                                                                                     --------
                                                                                       36,861
                                                                                     --------
               COMPUTER HARDWARE (3.7%)
   199,740     Apple, Inc.*                                                            17,124
   168,610     International Business Machines Corp.                                   16,717
                                                                                     --------
                                                                                       33,841
                                                                                     --------
               COMPUTER STORAGE & PERIPHERALS (1.4%)
   343,165     Network Appliance, Inc.*                                                12,903
                                                                                     --------
               DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
   118,555     Alliance Data Systems Corp.*                                             8,053
    52,290     Mastercard, Inc. "A"(a)                                                  5,833
                                                                                     --------
                                                                                       13,886
                                                                                     --------
               INTERNET SOFTWARE & SERVICES (4.7%)
   176,320     Akamai Technologies, Inc.*(a)                                            9,906
   235,390     eBay, Inc.*                                                              7,624
    50,395     Google, Inc. "A"*                                                       25,263
                                                                                     --------
                                                                                       42,793
                                                                                     --------
               IT CONSULTING & OTHER SERVICES (1.4%)
   146,845     Cognizant Technology Solutions Corp. "A"*                               12,525
                                                                                     --------
               SEMICONDUCTOR EQUIPMENT (0.5%)
    95,395     MEMC Electronic Materials, Inc.*                                         4,999
                                                                                     --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               SEMICONDUCTORS (0.9%)
   157,012     Intel Corp.                                                           $  3,291
   163,845     NVIDIA Corp.*                                                            5,022
                                                                                     --------
                                                                                        8,313
                                                                                     --------
               SYSTEMS SOFTWARE (2.8%)
   572,775     Microsoft Corp.(a)                                                      17,676
   431,665     Oracle Corp.*                                                            7,407
                                                                                     --------
                                                                                       25,083
                                                                                     --------
               Total Information Technology                                           204,570
                                                                                     --------

               MATERIALS (3.1%)
               ----------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (1.6%)
   271,512     Monsanto Co.                                                            14,958
                                                                                     --------
               INDUSTRIAL GASES (0.4%)
    54,288     Praxair, Inc.                                                            3,423
                                                                                     --------
               STEEL (1.1%)
    94,425     Allegheny Technologies, Inc.(a)                                          9,772
                                                                                     --------
               Total Materials                                                         28,153
                                                                                     --------

               TELECOMMUNICATION SERVICES (1.5%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (1.5%)
   138,936     America Movil S.A. de C.V. ADR "L"                                       6,163
   777,500     China Mobile Ltd.(b)                                                     7,157
                                                                                     --------
               Total Telecommunication Services                                        13,320
                                                                                     --------

               UTILITIES (0.2%)
               ----------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    29,859     NRG Energy, Inc.*                                                        1,789
                                                                                     --------
               Total Common Stocks (cost: $745,352)                                   904,896
                                                                                     --------

               MONEY MARKET INSTRUMENTS (0.3%)

               MONEY MARKET FUNDS (0.3%)
 2,713,361     SSgA Prime Money Market Fund, 5.17%(c) (cost: $2,713)                    2,713
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (7.9%)

               MONEY MARKET FUNDS (0.1%)
   916,539     AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.25%(c)       $    917
                                                                                     --------

 PRINCIPAL
    AMOUNT
     (000)
----------
               REPURCHASE AGREEMENTS (7.8%)(d)
   $35,000     Credit Suisse First Boston, LLC, 5.26%, acquired on 1/31/2007 and due 2/01/2007 at $35,000 (collateralized by $35,675 of
                  Federal Home Loan Bank Bonds(e), 5.45%, due 1/23/2009;
                  market value $35,702)                                                35,000
    36,000     Deutsche Bank Securities, Inc., 5.26%, acquired on 1/31/2007 and due 2/01/2007 at $36,000 (collateralized by $30,000 of
                  Federal Farm Credit Bank Bonds(e), 2.88%, due 8/09/2007 and
                  $6,539 of Fannie Mae Notes(e), 6.00%, due 5/15/2008;
                  combined market value $36,720)                                       36,000
                                                                                     --------
               Total Repurchase Agreements                                             71,000
                                                                                     --------
               Total Short-Term Investments Purchased With Cash Collateral
                  From Securities Loaned (cost: $71,917)                               71,917
                                                                                     --------

               TOTAL INVESTMENTS (COST: $819,982)                                    $979,526
                                                                                     ========

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 6% of net assets at January 31, 2007.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2007.

         (b) Security was fair valued at January 31, 2007, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

         (c) Rate represents the money market fund annualized seven-day yield at January 31, 2007.

         (d) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (e) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

         (f) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         * Non-income-producing security for the 12 months preceding January 31, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

ASSETS
  Investments in securities, at market value (including securities
     on loan of $70,236) (identified cost of $819,982)                  $  979,526
  Receivables:
     Capital shares sold                                                       444
     USAA Investment Management Company (Note 6D)                              636
     Dividends and interest                                                    382
     Securities sold                                                         8,843
     Other                                                                      91
                                                                        ----------
        Total assets                                                       989,922
                                                                        ----------
LIABILITIES
  Payables:
     Upon return of securities loaned                                       71,931
     Securities purchased                                                    8,085
     Capital shares redeemed                                                 1,298
     Bank overdraft                                                            586
  Accrued management fees                                                      609
  Accrued transfer agent's fees                                                  6
  Other accrued expenses and payables                                          116
                                                                        ----------
        Total liabilities                                                   82,631
                                                                        ----------
           Net assets applicable to capital shares outstanding          $  907,291
                                                                        ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $1,059,112
  Accumulated undistributed net investment loss                               (204)
  Accumulated net realized loss on investments                            (311,161)
  Net unrealized appreciation of investments                               159,544
                                                                        ----------
           Net assets applicable to capital shares outstanding          $  907,291
                                                                        ==========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                               57,588
                                                                        ==========
  Net asset value, redemption price, and offering price per share       $    15.75
                                                                        ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $3)                       $  3,383
  Interest                                                                   417
  Securities lending (net)                                                   172
                                                                        --------
     Total income                                                          3,972
                                                                        --------
EXPENSES
  Management fees                                                          3,394
  Administration and servicing fees                                          673
  Transfer agent's fees                                                    1,087
  Custody and accounting fees                                                 92
  Postage                                                                    136
  Shareholder reporting fees                                                  74
  Trustees' fees                                                               5
  Registration fees                                                           25
  Professional fees                                                           36
  Other                                                                       11
                                                                        --------
     Total expenses                                                        5,533
  Expenses paid indirectly                                                   (93)
  Expenses reimbursed                                                     (1,049)
                                                                        --------
     Net expenses                                                          4,391
                                                                        --------
NET INVESTMENT LOSS                                                         (419)
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain on:
     Investments                                                          14,150
     Foreign currency transactions                                             3
  Change in net unrealized appreciation/depreciation of investments      103,984
                                                                        --------
        Net realized and unrealized gain                                 118,137
                                                                        --------
Increase in net assets resulting from operations                        $117,718
                                                                        ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED), AND YEAR ENDED
JULY 31, 2006

FROM OPERATIONS                                                 1/31/2007    7/31/2006
                                                                ----------------------

  Net investment income (loss)                                  $    (419)   $     216
  Net realized gain on investments                                 14,150       81,376
  Net realized gain on foreign currency transactions                    3            -
  Change in net unrealized appreciation/depreciation of
     investments                                                  103,984     (127,404)
                                                                ----------------------
        Increase (decrease) in net assets resulting from
           operations                                             117,718      (45,812)
                                                                ----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                        63,970      122,464
  Cost of shares redeemed                                        (138,194)    (146,704)
                                                                ----------------------
     Decrease in net assets from capital share transactions       (74,224)     (24,240)
                                                                ----------------------
Net increase (decrease) in net assets                              43,494      (70,052)

NET ASSETS
  Beginning of period                                             863,797      933,849
                                                                ----------------------
  End of period                                                 $ 907,291    $ 863,797
                                                                ======================
Accumulated undistributed
  net investment income (loss):
  End of period                                                 $    (204)   $     215
                                                                ======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                       4,318        8,189
  Shares redeemed                                                  (9,305)      (9,893)
                                                                ----------------------
     Decrease in shares outstanding                                (4,987)      (1,704)
                                                                ======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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           to FINANCIAL Statements

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term growth of capital.

           A. SECURITY VALUATION - The value of each security is determined
              (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing

26

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           (continued)

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                 prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                 Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers.

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

              These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2007, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $79,000 and $14,000, respectively, resulting in a total reduction in Fund expenses of $93,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum

30

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

              exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2007, the Fund paid CAPCO facility fees of $1,000, which represents 2.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2007.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2007, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2006, the Fund had capital loss carryovers of $324,122,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2010 and 2011, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

                   CAPITAL LOSS CARRYOVERS
         ------------------------------------------
           EXPIRES                        BALANCE
         ----------                    ------------
            2010                       $126,387,000
            2011                        197,735,000
                                       ------------
                           Total       $324,122,000
                                       ============

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2007, were $471,708,000 and $528,211,000, respectively.

         As of January 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2007, were $165,925,000 and $6,381,000, respectively, resulting in net unrealized appreciation of $159,544,000.

32

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2007, the Fund received securities-lending income of $172,000, which is net of the 20% income retained by Wachovia. As of January 31, 2007, the Fund loaned securities having a fair market value of approximately $70,236,000 and received cash collateral of $71,931,000 for the loans. Of this amount, $71,917,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $14,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

              responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then

34

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

              added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended January 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $3,394,000, which included a performance adjustment of $30,000 that increased the base management fee of 0.75% by 0.01%.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with Loomis, Sayles & Company, L.P. (Loomis Sayles) and Marsico Capital Management, LLC (Marsico Capital), under which Loomis Sayles and Marsico Capital direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager
              (not the Fund) pays Loomis Sayles a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average daily net assets that Loomis Sayles manages. The Manager (not the Fund) pays Marsico Capital a subadvisory fee in the annual amounts of 0.35% of the portion of the Fund's

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

              average daily net assets that Marsico Capital manages. For the six-month period ended January 31, 2007, the Manager incurred subadvisory fees, paid or payable to Loomis Sayles and Marsico Capital, of $560,000 and $589,000, respectively.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $673,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended January 31, 2007, the Fund reimbursed the Manager $10,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2007, the Fund incurred reimbursable expenses of $1,049,000, of which $636,000 was receivable from the Manager.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

              an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,087,000.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has recently begun to

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

              evaluate the application of FIN 48 to the Fund and is not in a position at this time to estimate the significance of its impact on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

38

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                    PERIOD ENDED
                                     JANUARY 31,                      YEAR ENDED JULY 31,
                                    ---------------------------------------------------------------------------
                                        2007           2006        2005         2004         2003          2002
                                    ---------------------------------------------------------------------------
Net asset value at
  beginning of period               $  13.80       $  14.53    $  11.78     $  11.29     $  10.34      $  15.74
                                    ---------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income (loss)          (.01)          0.00(e)      .00(e)       .00(e)       .00(e)       (.04)(a)
  Net realized and unrealized
     gain (loss)                        1.96           (.73)       2.75          .50          .95         (5.36)(a)
                                    ---------------------------------------------------------------------------
Total from investment operations        1.95           (.73)       2.75          .50          .95         (5.40)(a)
                                    ---------------------------------------------------------------------------
Less distributions:
  From net investment income               -              -           -         (.01)           -             -
                                    ---------------------------------------------------------------------------
Net asset value at end of period    $  15.75       $  13.80    $  14.53     $  11.78     $  11.29      $  10.34
                                    ===========================================================================
Total return (%)*                      14.13          (5.02)      23.34         4.39         9.19        (34.31)
Net assets at end of period (000)   $907,291       $863,797    $933,849     $794,974     $769,704      $728,286
Ratio of expenses to
  average net assets (%)**(c),(d)       1.00(b)        1.00        1.00         1.00         1.00          1.00
Ratio of expenses to average
  net assets, excluding
  reimbursements (%)**(c)               1.23(b)        1.23        1.21         1.20         1.28          1.22
Ratio of net investment
  income (loss) to average
  net assets (%)**                      (.09)(b)        .02         .00(f)       .00(f)       .05          (.27)
Portfolio turnover (%)                 54.19         127.52      128.00       119.52        54.10        114.41

  *  Assumes reinvestment of all net investment income distributions during the period.
 **  For the six-month period ended January 31, 2007, average net assets were $889,290,000.
(a)  Calculated using average shares for the year ended July 31,2002.
(b)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c)  Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                        (.02%)         (.03%)      (.04%)       (.02%)       (.01%)        (.00%)(f)
(d)  Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the
     Fund's average net assets.
(e)  Represents less than $0.01 per share.
(f)  Represents less than 0.01%.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2006, through January 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

40

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                    BEGINNING               ENDING                DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2006-
                                  AUGUST 1, 2006        JANUARY 31, 2007         JANUARY 31, 2007
                                  ---------------------------------------------------------------
         Actual                      $1,000.00              $1,141.30                  $5.29

         Hypothetical
           (5% return before
           expenses)                  1,000.00               1,020.27                   4.99

         *Expenses are equal to the Fund's annualized expense ratio of 0.98%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 14.13% for the six-month period of August 1, 2006, through January 31, 2007.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
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--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23420-0307                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MARCH 21, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    MARCH 22, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    MARCH 22, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.